Supplement to the
Fidelity® 500 Index Fund
April 29, 2025
Prospectus

The following information supplements information found in the "Fund Summary" section under the "Principal Investment Strategies" heading.
The fund may operate as a non-diversified fund, as defined under the Investment Company Act of 1940 (1940 Act), to the approximate extent the index is non-diversified. The fund may therefore operate as non-diversified solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the index.
The following information supplements information found in the "Fund Summary" section under the "Principal Investment Risks" heading.
In addition, the fund may operate as a non-diversified fund under the 1940 Act to the approximate extent the index is non-diversified. A non-diversified fund may invest a greater portion of its assets in securities of a smaller number of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.
The following information replaces similar information found in the "Investment Details" section under the "Principal Investment Strategies" heading.
Geode may use statistical sampling techniques to attempt to replicate the returns of the index. Statistical sampling techniques attempt to match the investment characteristics of the index and the fund by taking into account such factors as capitalization, industry exposures, dividend yield, price-to-earnings (P/E) ratio, price-to-book (P/B) ratio, and earnings growth. Although the fund may not necessarily hold all of the same securities as the index, the fund generally invests in those constituents it does hold in approximately the same proportion as their index weightings.
The fund may operate as a non-diversified fund, as defined under the 1940 Act, to the approximate extent the index is non-diversified. The fund may therefore operate as non-diversified solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the index. As a result, Geode may invest a significant percentage of the fund's assets in a single issuer or small number of issuers.
The following information replaces similar information found in the "Investment Details" section under the "Principal Investment Risks" heading.
Many factors affect the fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The fund's share price changes daily based on changes in market conditions and interest rates and in response to other economic, political, or financial developments. The fund's reaction to these developments will be affected by the types of securities in which the fund invests, the financial condition, industry and economic sector, and geographic location of an issuer, and the fund's level of investment in the securities of that issuer. In addition, because the fund may operate as a non-diversified fund, it may invest a significant percentage of assets in a single issuer, and the fund's performance could be closely tied to that one issuer and could be more volatile than the performance of more diversified funds. When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money by investing in the fund.
U5I-U5A-PSTK-1125-117 1.929867.117	November 10, 2025
Supplement to the
Fidelity® 500 Index Fund
April 29, 2025
STATEMENT OF ADDITIONAL INFORMATION
The following information replaces similar information found in the "Investment Policies and Limitations" section.
Diversification
The fund may not with respect to 75% of the fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, or securities of other investment companies) if, as a result, (a) more than 5% of the fund's total assets would be invested in the securities of that issuer, or (b) the fund would hold more than 10% of the outstanding voting securities of that issuer; provided that the fund intends to be diversified in approximately the same proportion as the fund's underlying index is diversified.
The following information replaces similar information found in the "Investment Policies and Limitations" section.
In addition to the fund's fundamental and non-fundamental investment limitations discussed above:
In order to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended, the fund currently intends to comply with certain diversification limits imposed by Subchapter M.
Subchapter M generally requires the fund to invest no more than 25% of its total assets in securities of any one issuer or in the securities of certain publicly-traded partnerships and to invest at least 50% of its total assets so that (a) no more than 5% of the fund's total assets are invested in securities of any one issuer, and (b) the fund does not hold more than 10% of the outstanding voting securities of that issuer. However, Subchapter M allows unlimited investments in cash, cash items, government securities (as defined in Subchapter M) and securities of other regulated investment companies. These tax requirements are generally applied at the end of each quarter of the fund's taxable year.

U5I-U5A-SSTK-1125-113-1.931020.113	November 10, 2025

Supplement to the
Fidelity® Series Total Market Index Fund
April 29, 2025
STATEMENT OF ADDITIONAL INFORMATION
The following information replaces similar information found in the "Investment Policies and Limitations" section.
Diversification
The fund may not with respect to 75% of the fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, or securities of other investment companies) if, as a result, (a) more than 5% of the fund's total assets would be invested in the securities of that issuer, or (b) the fund would hold more than 10% of the outstanding voting securities of that issuer; provided that the fund intends to be diversified in approximately the same proportion as the fund's underlying index is diversified.
The following information replaces similar information found in the "Investment Policies and Limitations" section.
In addition to the fund's fundamental and non-fundamental investment limitations discussed above:
In order to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended, the fund currently intends to comply with certain diversification limits imposed by Subchapter M.
Subchapter M generally requires the fund to invest no more than 25% of its total assets in securities of any one issuer or in the securities of certain publicly-traded partnerships and to invest at least 50% of its total assets so that (a) no more than 5% of the fund's total assets are invested in securities of any one issuer, and (b) the fund does not hold more than 10% of the outstanding voting securities of that issuer. However, Subchapter M allows unlimited investments in cash, cash items, government securities (as defined in Subchapter M) and securities of other regulated investment companies. These tax requirements are generally applied at the end of each quarter of the fund's taxable year.

STX-SSTK-1125-101-1.9899094.101	November 10, 2025

Supplement to the
Fidelity® Series Total Market Index Fund
April 29, 2025
Prospectus

The following information supplements information found in the "Fund Summary" section under the "Principal Investment Strategies" heading.
The fund may operate as a non-diversified fund, as defined under the Investment Company Act of 1940 (1940 Act), to the approximate extent the index is non-diversified. The fund may therefore operate as non-diversified solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the index.
The following information supplements information found in the "Fund Summary" section under the "Principal Investment Risks" heading.
In addition, the fund may operate as a non-diversified fund under the 1940 Act to the approximate extent the index is non-diversified. A non-diversified fund may invest a greater portion of its assets in securities of a smaller number of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.
The following information replaces similar information found in the "Investment Details" section under the "Principal Investment Strategies" heading.
Geode may use statistical sampling techniques to attempt to replicate the returns of the index. Statistical sampling techniques attempt to match the investment characteristics of the index and the fund by taking into account such factors as capitalization, industry exposures, dividend yield, P/E ratio, P/B ratio, and earnings growth. Although the fund may not necessarily hold all of the same securities as the index, the fund generally invests in those constituents it does hold in approximately the same proportion as their index weightings.
The fund may operate as a non-diversified fund, as defined under the 1940 Act, to the approximate extent the index is non-diversified. The fund may therefore operate as non-diversified solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the index. As a result, Geode may invest a significant percentage of the fund's assets in a single issuer or small number of issuers.
The following information replaces similar information found in the "Investment Details" section under the "Principal Investment Risks" heading.
Many factors affect the fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The fund's share price changes daily based on changes in market conditions and interest rates and in response to other economic, political, or financial developments. The fund's reaction to these developments will be affected by the types of securities in which the fund invests, the financial condition, industry and economic sector, and geographic location of an issuer, and the fund's level of investment in the securities of that issuer.  In addition, because the fund may operate as a non-diversified fund, it may invest a significant percentage of assets in a single issuer, and the fund's performance could be closely tied to that one issuer and could be more volatile than the performance of more diversified funds. When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money by investing in the fund.
STX-PSTK-1125-101 1.9905534.101	November 10, 2025